Deferred tax liability - Detailed disclosure about deferred tax liability (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019		Jan. 31, 2018
Deferred tax assets and liabilities [abstract]
At February 1	£ 2,379	[1]	£ 565
Release of temporary difference relating to the intangible asset	(704)		0
Acquisition of subsidiary	0		1,814
At January 31	£ 1,675		£ 2,379	[1]

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’